Derivative instruments - Summary of Detailed Information About Credit Risk (Detail) - CAD ($) $ in Millions	Oct. 31, 2020	Oct. 31, 2019
Disclosure of financial assets [line items]
Credit exposure	$ 861,193	$ 756,150
Credit risk [member] | Derivative instruments [member]
Disclosure of financial assets [line items]
Credit exposure	8,791	6,236
Credit risk [member] | Derivative instruments [member] | Financial institutions counterparty [member] | Derivatives before effect of netting [member]
Disclosure of financial assets [line items]
Credit exposure	3,026	2,146
Credit risk [member] | Derivative instruments [member] | Governments counterparty [member] | Derivatives before effect of netting [member]
Disclosure of financial assets [line items]
Credit exposure	986	899
Credit risk [member] | Derivative instruments [member] | Corporate counterparty [member] | Derivatives before effect of netting [member]
Disclosure of financial assets [line items]
Credit exposure	4,779	3,191
CA | Credit risk [member] | Derivative instruments [member]
Disclosure of financial assets [line items]
Credit exposure	3,726	2,376
CA | Credit risk [member] | Derivative instruments [member] | Financial institutions counterparty [member] | Derivatives before effect of netting [member]
Disclosure of financial assets [line items]
Credit exposure	921	534
CA | Credit risk [member] | Derivative instruments [member] | Governments counterparty [member] | Derivatives before effect of netting [member]
Disclosure of financial assets [line items]
Credit exposure	982	891
CA | Credit risk [member] | Derivative instruments [member] | Corporate counterparty [member] | Derivatives before effect of netting [member]
Disclosure of financial assets [line items]
Credit exposure	1,823	951
US | Credit risk [member] | Derivative instruments [member]
Disclosure of financial assets [line items]
Credit exposure	2,723	2,080
US | Credit risk [member] | Derivative instruments [member] | Financial institutions counterparty [member] | Derivatives before effect of netting [member]
Disclosure of financial assets [line items]
Credit exposure	949	1,063
US | Credit risk [member] | Derivative instruments [member] | Corporate counterparty [member] | Derivatives before effect of netting [member]
Disclosure of financial assets [line items]
Credit exposure	1,774	1,017
Other countries [member] | Credit risk [member] | Derivative instruments [member]
Disclosure of financial assets [line items]
Credit exposure	2,342	1,780
Other countries [member] | Credit risk [member] | Derivative instruments [member] | Financial institutions counterparty [member] | Derivatives before effect of netting [member]
Disclosure of financial assets [line items]
Credit exposure	1,156	549
Other countries [member] | Credit risk [member] | Derivative instruments [member] | Governments counterparty [member] | Derivatives before effect of netting [member]
Disclosure of financial assets [line items]
Credit exposure	4	8
Other countries [member] | Credit risk [member] | Derivative instruments [member] | Corporate counterparty [member] | Derivatives before effect of netting [member]
Disclosure of financial assets [line items]
Credit exposure	$ 1,182	$ 1,223